T. ROWE PRICE Retirement 2010 Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 50 .8%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  530,061 6,715 18,400 111,673,118 530,447
New Income Fund  513,942 8,204 19,392 64,454,433 522,726
International Bond Fund (USD
Hedged)  177,599 10,384 6,756 21,768,772 185,035
Emerging Markets Bond Fund  119,032 2,004 4,523 12,903,530 120,390
Dynamic Global Bond Fund  120,836 3,818 4,375 15,495,462 119,315
High Yield Fund  114,291 2,165 3,675 19,422,159 115,950
U.S. Treasury Long-Term Index
Fund  111,066 1,199 5,366 14,989,235 115,717
Dynamic Credit Fund  45,051 888 1,732 5,030,951 44,574
Floating Rate Fund  43,189 955 7,763 3,931,342 36,522
Total Bond Mutual Funds (Cost $ 1,925,626 ) 1,790,676
EQUITY MUTUAL FUNDS 46 .6%
T. Rowe Price Funds:
Value Fund  238,048 109 8,049 4,881,508 242,123
Growth Stock Fund  221,796 100 15,805 2,042,083 215,828
Hedged Equity Fund  165,181 75 9,597 13,160,625 164,245
U.S. Large-Cap Core Fund  157,180 72 4,897 3,651,299 159,087
Equity Index 500 Fund  124,391 12,463 6,146 935,876 139,296
Overseas Stock Fund  120,116 53 4,758 8,548,720 119,169
International Value Equity Fund  114,407 51 2,595 6,249,974 116,125
Real Assets Fund  105,627 1,551 3,278 7,053,679 107,921
International Stock Fund  101,566 47 3,297 4,894,735 103,817
Mid-Cap Growth Fund  58,354 26 3,190 521,780 57,260
Mid-Cap Value Fund  54,868 24 2,411 1,495,834 53,925
Emerging Markets Discovery Stock
Fund  40,345 19 1,313 2,816,007 40,522
Emerging Markets Stock Fund  34,397 17 1,011 988,672 34,623
Small-Cap Value Fund  32,918 14 1,467 588,075 33,773
Small-Cap Stock Fund  31,912 13 850 515,431 32,730
New Horizons Fund (2) 24,359 12 685 425,923 24,946
Total Equity Mutual Funds (Cost $ 1,055,092 ) 1,645,390
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  417 10,600 10,660 3,602 361
Total Other Mutual Funds (Cost $ 356 ) 361

T. ROWE PRICE Retirement 2010 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2 .6%
Money Market Funds  2.6%
T. Rowe Price U.S. Treasury
Money Fund, 5.36% (3) 80,355 29,449 19,738 90,066,462 90,066
Total Short-Term Investments (Cost $ 90,066 ) 90,066
Total Investments in Securities 100.0%
(Cost $3,071,140) $ 3,526,493
Other Assets Less Liabilities (0.0)% (1,736)
Net Assets 100.0% $ 3,524,757
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2010 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (16) $ 367 $ 865
Dynamic Global Bond Fund  (287) (964) 1,758
Emerging Markets Bond Fund  (641) 3,877 1,951
Emerging Markets Discovery Stock Fund  (39) 1,471 —
Emerging Markets Stock Fund  136 1,220 —
Equity Index 500 Fund  628 8,588 443
Floating Rate Fund  (208) 141 939
Growth Stock Fund  5,092 9,737 —
Hedged Equity Fund  1,828 8,586 —
High Yield Fund  (253) 3,169 2,115
International Bond Fund (USD Hedged)  (624) 3,808 1,739
International Stock Fund  949 5,501 —
International Value Equity Fund  906 4,262 —
Limited Duration Inflation Focused Bond Fund  (783) 12,071 897
Mid-Cap Growth Fund  575 2,070 —
Mid-Cap Value Fund  1,188 1,444 —
New Horizons Fund  102 1,260 —
New Income Fund  (2,418) 19,972 6,461
Overseas Stock Fund  1,462 3,758 —
Real Assets Fund  176 4,021 —
Small-Cap Stock Fund  516 1,655 —
Small-Cap Value Fund  238 2,308 —
Transition Fund  (39) 4 —
U.S. Large-Cap Core Fund  1,500 6,732 —
U.S. Treasury Long-Term Index Fund  (1,678) 8,818 1,145
Value Fund  896 12,015 —
U.S. Treasury Money Fund, 5.36% — — 1,174
Totals $ 9,206 # $ 125,891 $ 19,487 +

T. ROWE PRICE Retirement 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $19,487 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2010 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the
Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2010 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2024 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F140-054Q1 08/24